Commitments, Contingencies, and Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments Contingencies And Leases [Abstract]
Schedule of Unconditional Purchase Obligations	We had unconditional purchase obligations as of December 31, 2019, as follows:

(in thousands)
2020	$2,603
2021	6,587
2022	4,333
2023 and thereafter	—

Total	$13,523

Supplemental Lease Information

Supplemental lease information

Cash flow information (in thousands)	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Cash paid for operating lease liabilities	$2,684	$2,345
Right-of-use assets obtained in exchange for operating lease obligations	$—	$2,834

Operating lease information	Nine months ended September 30, 2020	Nine months ended September 30, 2019
Weighted-average remaining lease-term	6.17	7.1
Weighted-average discount rate	5.46%	5.52%

Supplemental lease information

Cash flow information (in thousands)	Year ended December 31, 2019
Cash paid for operating lease liabilities	$3,224
Right-of-use assets obtained in exchange for operating lease obligations	$2,714

Operating lease information	Year ended December 31, 2019
Weighted-average remaining lease-term	6.8 years
Weighted-average discount rate	5.50%

Schedule of Future Maturities of Operating Lease Liabilities

The future maturities of operating lease liabilities are as follows:

(in thousands)	September 30, 2020
2020 (October 1st through December 31st)	$959
2021	3,903
2022	3,037
2023	2,459
2024	2,227
Thereafter	6,934

Total minimum lease payments	$19,519
Less imputed interest	(3,069)

Total lease liabilities	$16,450

The future maturities of operating lease liabilities are as follows:

(in thousands)	December 31, 2019
2020	$3,643
2021	3,903
2022	3,037
2023	2,459
2024	2,227
Thereafter	6,934

Total minimum lease payments	$22,203
Less imputed interest	(3,780)

Total lease liabilities	$18,423